Schedule of investments

Delaware Investments Ultrashort Fund December 31, 2019 (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations – 2.64%
Fannie Mae Connecticut Avenue Securities
Series 2018-C01 1M1 2.392% (LIBOR01M + 0.60%,
Floor 0.60%) 7/25/30 •	694,536	$694,352
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA2 M2 4.392% (LIBOR01M + 2.60%)
12/25/27 •	191,479	192,027
Silverstone Master Issuer
Series 2018-1A 1A 144A 2.356% (LIBOR03M + 0.39%)
1/21/70 #•	1,020,000	1,016,787
Total Agency Collateralized Mortgage Obligations (cost $1,908,816)		1,903,166

Commercial Paper – 5.12%
Banks - 0.96%
Societe Generale 1.803% 1/3/20 `	695,000	694,907
		694,907
Capital Goods - 1.39%
Koch Industries 1.704% 1/6/20 `	1,000,000	999,751
		999,751
Consumer Cyclical - 0.69%
BMW US Capital 1.701% 1/3/20 `	500,000	499,929
		499,929
Consumer Non-Cyclical - 2.08%
University of Chicago 1.622% 1/6/20 `	1,500,000	1,499,582
		1,499,582
Total Commercial Paper (cost $3,694,313)		3,694,169

Corporate Bonds – 44.18%
Banks - 23.52%
Bank of America 2.936% (LIBOR03M + 1.00%) 4/24/23 •	1,250,000	1,264,356
Citigroup 3.004% (LIBOR03M + 1.10%) 5/17/24 •	1,500,000	1,520,652
Citizens Bank 2.20% 5/26/20	1,250,000	1,250,696
Credit Suisse 2.10% 11/12/21	1,250,000	1,255,886
Fifth Third Bank 2.20% 10/30/20	1,500,000	1,502,693
Goldman Sachs Group 3.514% (LIBOR03M + 1.60%)
11/29/23 •	1,250,000	1,295,554
JPMorgan Chase & Co. 2.84% (LIBOR03M + 0.90%)
4/25/23 •	1,250,000	1,261,368
KeyBank 2.569% (LIBOR03M + 0.66%) 2/1/22 •	1,250,000	1,259,046
Morgan Stanley 3.124% (LIBOR03M + 1.22%) 5/8/24 •	1,250,000	1,272,956
Santander UK 2.125% 11/3/20	1,000,000	1,001,278
UBS 144A 2.45% 12/1/20 #	1,500,000	1,505,585
US Bank 3.45% 11/16/21	1,250,000	1,287,198

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Schedule of investments

Delaware Investments Ultrashort Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banks (continued)
Zions Bancorp 3.35% 3/4/22	1,250,000	$1,282,495
		16,959,763
Basic Industry - 1.76%
DuPont de Nemours 3.766% 11/15/20	1,250,000	1,267,517
		1,267,517
Capital Goods - 1.78%
United Technologies 3.35% 8/16/21	1,250,000	1,279,991
		1,279,991
Communications - 3.57%
Comcast 3.45% 10/1/21	1,250,000	1,286,704
Fox 144A 3.666% 1/25/22 #	1,250,000	1,290,791
		2,577,495
Consumer Cyclical - 1.72%
General Motors Financial 2.89% (LIBOR03M + 0.99%)
1/5/23 •	1,250,000	1,243,293
		1,243,293
Consumer Non-Cyclical - 4.45%
Cigna 3.40% 9/17/21	1,500,000	1,535,712
CVS Health 3.35% 3/9/21	664,000	675,043
DH Europe Finance II 2.05% 11/15/22	1,000,000	1,001,228
		3,211,983
Electric - 1.79%
American Electric Power 3.65% 12/1/21	1,250,000	1,289,662
		1,289,662
Energy - 2.07%
Occidental Petroleum 4.85% 3/15/21	1,450,000	1,493,729
		1,493,729
Financials - 3.52%
Aviation Capital Group 144A 2.857% (LIBOR03M + 0.95%)
6/1/21 #•	1,250,000	1,255,701
Avolon Holdings Funding 144A 3.625% 5/1/22 #	1,250,000	1,282,313
		2,538,014
Total Corporate Bonds (cost $31,438,969)		31,861,447

Non-Agency Asset-Backed Securities – 44.14%
American Express Credit Account Master Trust
Series 2017-2 A 2.19% (LIBOR01M + 0.45%) 9/16/24 •	675,000	678,250
Series 2018-6 A 3.06% 2/15/24	1,000,000	1,017,961
BA Credit Card Trust
Series 2017-A1 A1 1.95% 8/15/22	1,500,000	1,500,150

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(Unaudited)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
BMW Floorplan Master Owner Trust
Series 2018-1 A2 144A 2.06% (LIBOR01M + 0.32%)
5/15/23 #•	1,000,000	$1,001,479
Chase Issuance Trust
Series 2016-A3 A3 2.29% (LIBOR01M + 0.55%)
6/15/23 •	500,000	503,095
Series 2017-A1 A 2.04% (LIBOR01M + 0.30%)
1/15/22 •	250,000	250,032
Series 2018-A1 A1 1.94% (LIBOR01M + 0.20%)
4/17/23 •	2,000,000	2,001,995
Chesapeake Funding II
Series 2017-2A A2 144A 2.19% (LIBOR01M + 0.45%,
Floor 0.45%) 5/15/29 #•	510,369	510,758
Series 2017-4A A2 144A 2.08% (LIBOR01M + 0.34%)
11/15/29 #•	961,073	960,418
Citibank Credit Card Issuance Trust
Series 2017-A5 A5 2.405% (LIBOR01M + 0.62%, Floor
0.62%) 4/22/26 •	1,500,000	1,510,930
Series 2017-A7 A7 2.08% (LIBOR01M + 0.37%)
8/8/24 •	1,000,000	1,002,572
Ford Credit Auto Owner Trust
Series 2017-A A3 1.67% 6/15/21	717,101	716,623
Series 2017-C A3 2.01% 3/15/22	167,393	167,471
Ford Credit Floorplan Master Owner Trust A
Series 2015-2 A2 2.31% (LIBOR01M + 0.57%, Floor
0.57%) 1/15/22 •	1,000,000	1,000,130
Great American Auto Leasing
Series 2019-1 A2 144A 2.97% 6/15/21 #	913,992	917,678
Honda Auto Receivables Owner Trust
Series 2019-2 A2 2.57% 12/21/21	1,000,000	1,003,246
Hyundai Auto Receivables Trust
Series 2019-B A2 1.93% 7/15/22	1,000,000	999,996
Invitation Homes Trust
Series 2018-SFR1 A 144A 2.437% (LIBOR01M + 0.70%)
3/17/37 #•	1,854,484	1,838,870
John Deere Owner Trust
Series 2019-B A2 2.28% 5/16/22	950,000	952,032
Master Credit Card Trust II
Series 2018-3A A 144A 2.125% (LIBOR01M + 0.34%)
1/21/22 #•	875,000	875,697
Mercedes-Benz Auto Lease Trust
Series 2019-B A2 2.01% 12/15/21	1,500,000	1,500,917
Nissan Master Owner Trust Receivables
Series 2017-C A 2.06% (LIBOR01M + 0.32%)
10/17/22 •	1,500,000	1,501,022

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Schedule of investments

Delaware Investments Ultrashort Fund (Unaudited)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
PFS Financing
Series 2018-A A 144A 2.14% (LIBOR01M + 0.40%)
2/17/22 #•	2,000,000	$1,998,457
Tesla Auto Lease Trust
Series 2019-A A2 144A 2.13% 4/20/22 #	2,000,000	1,999,106
Trafigura Securitisation Finance
Series 2017-1A A1 144A 2.59% (LIBOR01M + 0.85%)
12/15/20 #•	1,000,000	1,000,975
Verizon Owner Trust
Series 2017-3A A1A 144A 2.06% 4/20/22 #	1,178,022	1,178,410
Series 2019-B A1B 2.215% (LIBOR01M + 0.45%)
12/20/23 •	2,000,000	2,005,366
Volvo Financial Equipment Master Owner Trust
Series 2017-A A 144A 2.24% (LIBOR01M + 0.50%)
11/15/22 #•	1,000,000	1,002,277
Wheels SPV 2
Series 2017-1A A2 144A 1.88% 4/20/26 #	234,711	234,647
Total Non-Agency Asset-Backed Securities
(cost $31,802,332)		31,830,560

Total Value of Securities – 96.08%
(cost $68,844,430)		69,289,342
Receivables and Other Assets Net of Liabilities – 3.92%		2,827,516
Net Assets Applicable to 7,181,051 Shares Outstanding – 100.00%		$72,116,858

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At Dec. 31, 2019, the aggregate value of Rule 144A securities was $19,869,949, which represents
27.55% of the Fund’s net assets.
`	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
Dec. 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i. e. LIBOR03M,
LIBOR06M, etc. ) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate

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(Unaudited)

Summary of abbreviations (continued):
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
USD – US Dollar

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